Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-term debt, gross	$ 103,681,591	$ 108,190,000
Less: Current portion	(12,275,000)	(12,090,000)
Long-term portion	91,406,591	96,100,000
Deferred charges, current portion	265,735	279,649
Deferred charges, long-term portion	537,314	718,465
Long-term bank loans, current portion net of deferred charges	12,009,265	11,810,351
Long-term bank loans, long-term portion net of deferred charges	90,869,277	95,381,535
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	11,600,000	12,560,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	27,500,000	30,000,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	0	1,850,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term debt, gross	16,200,000	18,000,000
Blessed Luck Shipowners [Member]
Long-term debt, gross	1,915,000	2,805,000
Areti Shipping Ltd [Member]
Long-term debt, gross	11,375,000	13,475,000
Yannis Navigation Ltd [Member]
Long-term debt, gross	13,500,000	9,500,000
Christos Ultra LP. / Maria Ultra LP [Member]
Long-term debt, gross	18,000,000	20,000,000
Aristeidis Shipping Ltd [Member]
Long-term debt, gross	$ 3,591,591	$ 0